Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 112,779	$ 105,943
Short-term bank deposits	51	751
Trade receivables (net of allowance for credit losses of $7,066 and $7,906 as of December 31, 2023 and 2024, respectively)	123,133	108,385
Unbilled receivables and contract assets	16,683	22,713
Other accounts receivable and prepaid expenses	23,553	18,833
Total current assets	276,199	256,625
LONG-TERM ASSETS:
Deferred tax assets	4,895	6,729
Right-of-use assets	24,707	25,718
Other long-term receivables	9,261	8,623
Property and equipment, net	7,467	7,988
Intangible assets, net	45,287	50,658
Goodwill	172,515	166,065
Total long-term assets	264,132	265,781
Total assets	540,331	522,406
CURRENT LIABILITIES:
Short-term debts	23,187	28,941
Trade payables	28,753	28,415
Dividend payable to Magic Software shareholders	11,587
Accrued expenses and other accounts payable	58,209	41,492
Current maturities of lease liabilities	4,818	4,406
Put options for non-controlling interests	20,066	18,252
Liability in respect of business combinations	2,654	6,656
Deferred revenues and customer advances	21,031	13,537
Total current liabilities	170,305	141,699
LONG-TERM LIABILITIES:
Long-term debts	36,107	52,267
Long-term lease liabilities	22,040	23,101
Liability in respect of business combinations	1,781	1,049
Deferred tax liabilities	7,848	11,610
Put options for non-controlling interests		620
Employee benefit liabilities	1,181	1,116
Total long-term liabilities	68,957	89,763
COMMITMENTS AND CONTINGENCIES
Magic Software Enterprises Ltd shareholders’ equity:
Ordinary shares of NIS 1 par value - Authorized: 50,000,000 shares at, December 31, 2023 and 2024; Issued and Outstanding: 49,099,305 shares as of December 31, 2023 and 2024	1,166	1,166
Additional paid-in capital	180,336	182,607
Accumulated other comprehensive loss	(12,114)	(10,314)
Retained earnings	107,802	92,522
Total equity attributable to Magic Software Enterprises Ltd shareholders	277,190	265,981
Non-controlling interests	23,879	24,963
Total equity	301,069	290,944
Total liabilities and equity	$ 540,331	$ 522,406